Form N-1A Supplement	Jun. 30, 2025
WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree BioRevolution Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE